Document and Entity Information	Jan. 27, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	GOLDMAN SACHS GROUP INC
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000886982
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 27, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-14965
Entity Tax Identification Number	13-4019460
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10282
City Area Code	(212)
Local Phone Number	902-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $.01 per share
Trading Symbol	GS
Security Exchange Name	NYSE
Series A Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating RateNon-Cumulative Preferred Stock, Series A
Trading Symbol	GS PrA
Security Exchange Name	NYSE
Series C Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating RateNon-Cumulative Preferred Stock, Series C
Trading Symbol	GS PrC
Security Exchange Name	NYSE
Series D Floating Rate Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of Floating RateNon-Cumulative Preferred Stock, Series D
Trading Symbol	GS PrD
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of 5.50 Fixed To Floating Rate Not Cumulative Preferred Stock Series J [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 5.50%Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series J
Trading Symbol	GS PrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing 11000th Interest In A Share Of 6.375 Fixed To Floating Rate Not Cumulative Preferred Stock Series K [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.375%Fixed-to-Floating Rate Non-Cumulative Preferred Stock, Series K
Trading Symbol	GS PrK
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, Each Representing 1/1,000th Interest in a Share of 6.30%Non-Cumulative Preferred Stock, Series N
Trading Symbol	GS PrN
Security Exchange Name	NYSE
M 5.793 Fixed To Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Ii [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.793% Fixed-to-Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital II
Trading Symbol	GS/43PE
Security Exchange Name	NYSE
Floating Rate Normal Automatic Preferred Enhanced Capital Securities Of Goldman Sachs Capital Iii [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Normal Automatic Preferred Enhanced Capital Securities of Goldman Sachs Capital III
Trading Symbol	GS/43PF
Security Exchange Name	NYSE
Series A Medium Term Notes Index Linked Notes Due 2037 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series A, Index-Linked Notes due 2037 of GS Finance Corp.
Trading Symbol	GCE
Security Exchange Name	NYSEArca
Series B Medium Term Notes Index Linked Notes Due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series B, Index-Linked Notes due 2037
Trading Symbol	GSC
Security Exchange Name	NYSEArca
Series E Medium Term Notes Index Linked Notes Due 2028 Of Gs Finance Corp [Member]
Document And Entity Information [Line Items]
Security 12b Title	Medium-Term Notes, Series E, Index-Linked Notes due 2028 of GS Finance Corp.
Trading Symbol	FRLG
Security Exchange Name	NYSEArca